RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Master Trust investments are managed by NT. NT is the trustee as defined by the Plan and, therefore, these transactions qualify as related party and party-in-interest transactions.
As of December 31, 2025 and 2024, the Plan held approximately 29 million and 31 million shares of common stock of the Company, with a cost basis of $5,274 and $5,291, respectively. During the years ended December 31, 2025 and 2024, purchases of shares by the Plan totaled $313 and $227, respectively, and sales of shares by the Plan totaled $1,998 and $2,105, respectively. Boeing contributed $1,538 in Company common stock to the Plan during the year ended December 31, 2025.
Newport Trust Company (“Newport”), is the independent fiduciary and investment manager of the Boeing Stock Fund. The Plan has authorized Newport with sole responsibility for deciding whether to restrict investment in the Boeing Stock Fund, or to sell or otherwise dispose of all or any portion of the stock held in the Boeing Stock Fund if Newport determines it is in the best interests of the Members. In the event Newport determined to sell or dispose of stock in the Boeing Stock Fund, Newport would designate an alternative investment fund under the Plan for the temporary investment of any proceeds from the sale or other disposition of the Company’s common stock.